UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022

13F File Number: 028-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Noubar Torossian
Title:    Controller
Phone:    (212) 813-1024

Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              May 13, 2008
--------------------               ------------              ------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $54,627
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1         028-06311                March Partners, LLC

                                                     FORM 13F INFORMATION TABLE
           COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COL 7        COLUMN 8

                                                             VALUE     SHS OR  SH/ PUT/   INVESTMENT      OTHR    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT PRN CALL   DISCRETION      MGRS  SOLE    SHARED  NONE
AFFILIATED COMPUTER SERVICES   CL A             008190100     1,353     27,000 SH         Shared-Defined   1     27,000
AQUILA INC                     COM              03840P102       216     67,300 SH         Shared-Defined   1     67,300
ARMSTRONG WORLD INDS INC NEW   COM              04247X102       357     10,000 SH         Shared-Defined   1     10,000
BCE INC                        COM NEW          05534B760       338     10,000 SH         Shared-Defined   1     10,000
BEA SYS INC                    COM              073325102     4,586    239,500 SH         Shared-Defined   1    239,500
BEAR STEARNS COS INC           COM              73902108         52      5,000     Call   Shared-Defined   1      5,000
BRINKS CO                      COM              109696104     3,090     46,000 SH         Shared-Defined   1     46,000
BRONCO DRILLING CO INC         COM              112211107       950     59,000 SH         Shared-Defined   1     59,000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1,050     49,000 SH         Shared-Defined   1     49,000
CITIGROUP INC                  COM              172967101       625     30,000     Put    Shared-Defined   1     30,000
CITIGROUP INC                  COM              172967101       625     30,000     Put    Shared-Defined   1     30,000
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1,549     53,000 SH         Shared-Defined   1     53,000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109       483     25,400 SH         Shared-Defined   1     25,400
CNX GAS CORP                   COM              12618H309     1,966     60,900 SH         Shared-Defined   1     60,900
COLLAGENEX PHARMACEUTICALS I   COM              19419B100       166     10,000 SH         Shared-Defined   1     10,000
DISH NETWORK CORP              CL A             25470M109       431     15,000     Call   Shared-Defined   1     15,000
DISH NETWORK CORP              CL A             25470M109       431     15,000     Call   Shared-Defined   1     15,000
ENERGY EAST CORP               COM              29266M109     1,698     70,400 SH         Shared-Defined   1     70,400
ENERGY PARTNERS LTD            COM              2927OU105     1,125    118,810 SH         Shared-Defined   1    118,810
FARMER BROS CO                 COM              307675108       937     40,500 SH         Shared-Defined   1     40,500
GETTY IMAGES INC               COM              374276103       320     10,000 SH         Shared-Defined   1     10,000
HEARST-ARGYLE TELEVISION INC   COM              422317107     2,736    132,600 SH         Shared-Defined   1    132,600
HUNTSMAN CORP                  COM              447011107     1,632     69,300 SH         Shared-Defined   1     69,300
LOUISIANA PAC CORP             COM              546347105       413     45,000 SH         Shared-Defined   1     45,000
MACYS INC                      COM              55616P104       346     15,000     Call   Shared-Defined   1     15,000
MYERS INDS INC                 COM              628464109       846     64,400 SH         Shared-Defined   1     64,400
NATIONWIDE FINL SVCS INC       CL A             638612101       605     12,800 SH         Shared-Defined   1     12,800
NORTHWESTERN CORP              COM NEW          668074305     2,242     92,000 SH         Shared-Defined   1     92,000
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107       997     23,100 SH         Shared-Defined   1     23,100
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107       432     10,000     Put    Shared-Defined   1     10,000
PDL BIOPHARMA INC              COM              69329Y104       911     86,000 SH         Shared-Defined   1     86,000
PHH CORP                       COM NEW          693320202     2,004    115,000 SH         Shared-Defined   1    115,000
QUANEX CORP                    COM              747620102     2,551     49,300 SH         Shared-Defined   1     49,300
SLM CORP                       COM              78442P106       307     20,000 SH         Shared-Defined   1     20,000
SPDR TR                        UNIT SER 1       78462F103     3,959     30,000     Call   Shared-Defined   1     30,000
SPRINT NEXTEL CORP             COM SER 1        852061100       335     50,000     Call   Shared-Defined   1     50,000
TRANE INC                      COM              892893108     1,790     39,000 SH         Shared-Defined   1     39,000
UAP HLDG CORP                  COM              903441103       866     22,600 SH         Shared-Defined   1     22,600
UNITED STATES NATL GAS FUND    UNIT             912318102       244      5,000 SH         Shared-Defined   1      5,000
VIRGIN MEDIA INC               COM              92769L101       511     36,300 SH         Shared-Defined   1     36,300
WENDYS INTL INC                COM              950590109     1,626     70,500 SH         Shared-Defined   1     70,500
YAHOO INC                      COM              984332106     3,310    114,400 SH         Shared-Defined   1    114,400
YAHOO INC                      COM              984332106       723     25,000     Put    Shared-Defined   1     25,000
YAHOO INC                      COM              984332106     1,447     50,000     Put    Shared-Defined   1     50,000
YAHOO INC                      COM              984332106     1,447     50,000     Put    Shared-Defined   1     50,000

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